Pension Plans and Retiree Benefits - Schedule of Benefit Obligation in Excess of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit
Defined Benefit Plan Disclosure
Projected benefit obligation	$ 49	$ 375
Plan assets	3	289
Accumulated benefit obligation	48	221
Plan assets	3	158
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Projected benefit obligation	11	14
Plan assets	3	3
Accumulated benefit obligation	11	14
Plan assets	$ 3	$ 3